Related Parties - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Assets	R$ 100	R$ 65
Liability	6,136	6,623
Expense	R$ 20	R$ 58